December 2014
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Deanna Degnan
Account Administrator
312-332-7458
deanna.degnan@usbank.com
www.usbank.com/abs
190 South LaSalle Street
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Bank of America, National Association
CIBC Inc.
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Trust Advisor:
Situs Holdings, LLC
Payment Date:
Dec 17, 2014
Prior Payment:
Nov 18, 2014
Next Payment:
Jan 16, 2015
Record Date:
Nov 28, 2014
Determination Date:
Dec 11, 2014
First Payment Date:
Jul 17, 2014
Closing Date:
Jun 18, 2014
Cut-off Date:
Jun 1, 2014
Final Distribution Date:
Jun 17, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail Page 1
Payment Detail (Exchange Certificates) Page 2
Factor Detail Page 3
Principal Detail Page 4
Interest Detail Page 5
Reconciliation of Funds Page 6
Additional Reconciliation Detail Page 7
Historical Loan Modification Report Page 8
REO Additional Detail Page 9
Bond Collateral Realized Loss Reconciliation Page 10
Historical Delinquency & Liquidation (Stated) Page 11
REO Status Report Page 12
Historical Liquidation Loss Loan Detail Page 13
Interest Adjustment Reconciliation Page 14
Appraisal Reduction Report Page 15
Loan Level Detail Page 16
Material Breaches and Document Defects Page 18
Mortgage Loan Characteristics Page 19
Defeased Loan Detail Page 23
Delinquent Loan Detail Page 24
December 2014
Commercial Mortgage Pass
Through Certificates, Series 2014-C16
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C16
Initial
Beginning
Principal
Interest
Total
Collateral
Trust
Exchangeable
Pass-Through
Class Certificate
Class Certificate
Distribution
Distribution
Distribution
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Amount
Amount
Amount
Deficit
Expense
Balance
Outstanding
A-1 1.29400% 52,700,000.00 49,807,403.51 621,836.41 53,708.98 675,545.39 0.00 0.00 49,185,567.10
A-2 2.84900% 132,100,000.00 132,100,000.00 0.00 313,627.42 313,627.42 0.00 0.00 132,100,000.00
A-SB 3.47700% 72,300,000.00 72,300,000.00 0.00 209,489.25 209,489.25 0.00 0.00 72,300,000.00
A-3 3.59200% 43,900,000.00 43,900,000.00 0.00 131,407.33 131,407.33 0.00 0.00 43,900,000.00
A-4 3.60000% 250,000,000.00 250,000,000.00 0.00 750,000.00 750,000.00 0.00 0.00 250,000,000.00
A-5 3.89200% 335,852,000.00 335,852,000.00 0.00 1,089,279.99 1,089,279.99 0.00 0.00 335,852,000.00
X-A 1.25334% 956,533,000.00 953,640,403.51 0.00 996,026.49 996,026.49 0.00 0.00 953,018,567.10
A-S 4.09400% 69,681,000.00 69,681,000.00 0.00 237,728.35 237,728.35 0.00 0.00 69,681,000.00 100.00%
B 4.32511% 91,853,000.00 91,853,000.00 0.00 331,061.57 331,061.57 0.00 0.00 91,853,000.00 100.00%
C 4.75811% 47,510,000.00 47,510,000.00 0.00 188,381.32 188,381.32 0.00 0.00 47,510,000.00 100.00%
X-B 0.43300% 91,853,000.00 91,853,000.00 0.00 33,143.62 33,143.62 0.00 0.00 91,853,000.00
X-C 0.89026% 98,187,846.00 98,187,846.00 0.00 72,843.79 72,843.79 0.00 0.00 98,187,846.00
D 4.75811% 72,848,000.00 72,848,000.00 0.00 288,848.71 288,848.71 0.00 0.00 72,848,000.00
E 4.25811% 28,506,000.00 28,506,000.00 0.00 101,151.29 101,151.29 0.00 0.00 28,506,000.00
F 4.25811% 12,669,000.00 12,669,000.00 0.00 44,954.95 44,954.95 0.00 0.00 12,669,000.00
G 3.58600% 14,253,000.00 14,253,000.00 0.00 42,592.72 42,592.72 0.00 0.00 14,253,000.00
H 3.58600% 42,759,846.00 42,759,846.00 0.00 127,780.67 127,780.67 0.00 0.00 42,759,846.00
V N/A 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
R 0.00000% 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
1,266,931,846.00 1,264,039,249.51 621,836.41 5,012,026.44 5,633,862.85 0.00 0.00 1,263,417,413.10
PAYMENT DETAIL
December 2014
PAYMENT DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16

December 2014
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass
Through Certificates, Series 2014-C16
Initial
Beginning
Principal
Interest
Total
Collateral
Trust
Exchangeable
Pass-Through
Class Certificate
Class Certificate
Distribution
Distribution
Distribution
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Amount
Amount
Amount
Deficit
Expense
Balance
Outstanding
A-S 4.09400% 69,681,000.00 69,681,000.00 0.00 237,728.35 237,728.35 0.00 0.00 69,681,000.00 100.00%
B 4.32511% 91,853,000.00 91,853,000.00 0.00 331,061.57 331,061.57 0.00 0.00 91,853,000.00 100.00%
PST N/A 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00%
C 4.75811% 47,510,000.00 47,510,000.00 0.00 188,381.32 188,381.32 0.00 0.00 47,510,000.00 100.00%
Totals:
209,044,000.00 209,044,000.00 0.00 757,171.23 757,171.23 0.00 0.00 209,044,000.00
EXCHANGEABLE CERTIFICATE DETAIL
December 2014
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16

December 2014
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass
Through Certificates, Series 2014-C16
Beginning
Principal
Interest
Total
Ending
Class Certificate
Distribution
Distribution
Distribution
Realized
Class Certificate
Class
Cusip
Balance
Amount
Amount
Amount
Loss
Balance
A-1 61763MAA8 0.94511202 0.01179955 0.00101915 0.01281870 0.00000000 0.93331247
A-2 61763MAB6 1.00000000 0.00000000 0.00237417 0.00237417 0.00000000 1.00000000
A-SB 61763MAC4 1.00000000 0.00000000 0.00289750 0.00289750 0.00000000 1.00000000
A-3 61763MAD2 1.00000000 0.00000000 0.00299333 0.00299333 0.00000000 1.00000000
A-4 61763MAE0 1.00000000 0.00000000 0.00300000 0.00300000 0.00000000 1.00000000
A-5 61763MAF7 1.00000000 0.00000000 0.00324333 0.00324333 0.00000000 1.00000000
X-A 61763MAG5 0.99697596 0.00000000 0.00104129 0.00104129 0.00000000 0.99632586
A-S 61763MAH3 1.00000000 0.00000000 0.00341167 0.00341167 0.00000000 1.00000000
B 61763MAJ9 1.00000000 0.00000000 0.00360425 0.00360425 0.00000000 1.00000000
PST 61763MAK6 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
C 61763MAL4 1.00000000 0.00000000 0.00396509 0.00396509 0.00000000 1.00000000
X-B 61763MAM2 1.00000000 0.00000000 0.00036083 0.00036083 0.00000000 1.00000000
X-C 61763MAP5 1.00000000 0.00000000 0.00074188 0.00074188 0.00000000 1.00000000
D 61763MAR1 1.00000000 0.00000000 0.00396509 0.00396509 0.00000000 1.00000000
E 61763MAT7 1.00000000 0.00000000 0.00354842 0.00354842 0.00000000 1.00000000
F 61763MAV2 1.00000000 0.00000000 0.00354842 0.00354842 0.00000000 1.00000000
G 61763MAX8 1.00000000 0.00000000 0.00298833 0.00298833 0.00000000 1.00000000
H 61763MAZ3 1.00000000 0.00000000 0.00298833 0.00298833 0.00000000 1.00000000
V 61763MBE9 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
R 61763MBF6 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
FACTOR DETAIL
December 2014
FACTOR DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16

December 2014
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass
Through Certificates, Series 2014-C16
Collateral
Collateral
Excess
Cumulative
Beginning
Scheduled
Unscheduled
Support Deficit
Support
Trust Advisor
Ending
Coll Support
Class
Balance
Principal
Principal
Recovered
Deficit
Expenses
Balance
Deficit
A-1 49,807,403.51 621,836.41 0.00 0.00 0.00 0.00 49,185,567.10 0.00
A-2 132,100,000.00 0.00 0.00 0.00 0.00 0.00 132,100,000.00 0.00
A-SB 72,300,000.00 0.00 0.00 0.00 0.00 0.00 72,300,000.00 0.00
A-3 43,900,000.00 0.00 0.00 0.00 0.00 0.00 43,900,000.00 0.00
A-4 250,000,000.00 0.00 0.00 0.00 0.00 0.00 250,000,000.00 0.00
A-5 335,852,000.00 0.00 0.00 0.00 0.00 0.00 335,852,000.00 0.00
A-S 69,681,000.00 0.00 0.00 0.00 0.00 0.00 69,681,000.00 0.00
B 91,853,000.00 0.00 0.00 0.00 0.00 0.00 91,853,000.00 0.00
PST 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
C 47,510,000.00 0.00 0.00 0.00 0.00 0.00 47,510,000.00 0.00
D 72,848,000.00 0.00 0.00 0.00 0.00 0.00 72,848,000.00 0.00
E 28,506,000.00 0.00 0.00 0.00 0.00 0.00 28,506,000.00 0.00
F 12,669,000.00 0.00 0.00 0.00 0.00 0.00 12,669,000.00 0.00
G 14,253,000.00 0.00 0.00 0.00 0.00 0.00 14,253,000.00 0.00
H 42,759,846.00 0.00 0.00 0.00 0.00 0.00 42,759,846.00 0.00
Totals:
1,264,039,249.51 621,836.41 0.00 0.00 0.00 0.00 1,263,417,413.10 0.00
PRINCIPAL DETAIL
December 2014
PRINCIPAL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16

December 2014
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass
Through Certificates, Series 2014-C16
Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Excess
Charges/
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Interest
Prepayment Premium
Amount
Shortfall
A-1 53,708.98 0.00 0.00 0.00 0.00 0.00 53,708.98 0.00
A-2 313,627.42 0.00 0.00 0.00 0.00 0.00 313,627.42 0.00
A-SB 209,489.25 0.00 0.00 0.00 0.00 0.00 209,489.25 0.00
A-3 131,407.33 0.00 0.00 0.00 0.00 0.00 131,407.33 0.00
A-4 750,000.00 0.00 0.00 0.00 0.00 0.00 750,000.00 0.00
A-5 1,089,279.99 0.00 0.00 0.00 0.00 0.00 1,089,279.99 0.00
X-A 996,026.49 0.00 0.00 0.00 0.00 0.00 996,026.49 0.00
A-S 237,728.35 0.00 0.00 0.00 0.00 0.00 237,728.35 0.00
B 331,061.57 0.00 0.00 0.00 0.00 0.00 331,061.57 0.00
PST 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
C 188,381.32 0.00 0.00 0.00 0.00 0.00 188,381.32 0.00
X-B 33,143.62 0.00 0.00 0.00 0.00 0.00 33,143.62 0.00
X-C 72,843.79 0.00 0.00 0.00 0.00 0.00 72,843.79 0.00
D 288,848.71 0.00 0.00 0.00 0.00 0.00 288,848.71 0.00
E 101,151.29 0.00 0.00 0.00 0.00 0.00 101,151.29 0.00
F 44,954.95 0.00 0.00 0.00 0.00 0.00 44,954.95 0.00
G 42,592.72 0.00 0.00 0.00 0.00 0.00 42,592.72 0.00
H 127,780.67 0.00 0.00 0.00 0.00 0.00 127,780.67 0.00
V N/A 0.00 0.00 0.00 0.00 0.00 0.00 0.00
R 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
5,012,026.44 0.00 0.00 0.00 0.00 0.00 5,012,026.44 0.00
INTEREST DETAIL
December 2014
INTEREST DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16

December 2014
Commercial Mortgage Pass
Through Certificates, Series 2014-C16
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C16
Interest
Fees
Scheduled Interest
5,035,845.43
Master Servicing Fee
20,650.64
Interest Adjustments
0.00
Certificate Administrator Fee
1,685.40
Deferred Interest
0.00
Trustee Fee
1,685.40
Net Prepayment Interest Shortfall
0.00
Custodian Fee
0.00
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
956.21
Interest Reserve (Deposit)/Withdrawal
0.00
CREFC License Fee
526.72
Interest Collections
5,035,845.43
Special Servicing Fee
0.00
Workout Fee
0.00
Liquidation Fee
0.00
Principal
Special Serv Fee plus Adj.
0.00
Scheduled Principal
621,836.41
Miscellaneous Fee
0.00
Unscheduled Principal
0.00
Fee Distributions
23,818.97
Principal Adjustments
0.00
Principal Collections
621,836.41
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other
Other Expenses or Shortfalls
0.00
Yield Maintenance
0.00
Additional Trust Fund Expenses
0.00
Prepayment Premium
0.00
Other Collections
0.00
Payments to Certificateholders
Interest Distribution
5,012,026.44
Principal Distribution
621,836.41
Yield Maintenance
0.00
Available Distribution Amount
5,633,862.87
Prepayment Premium
0.00
Payments to Certificateholders
5,633,862.85
Total Collections
5,657,681.84
Total Distribution
5,657,681.82
Funds Collection
Funds Distribution
RECONCILIATION OF FUNDS
December 2014
RECONCILIATION OF FUNDS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16

Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass
Through Certificates, Series 2014-C16
December 2014
Interest Accrual Period
11/01/2014 - 11/30/2014
P&I Advances:
Master
Servicer
Trustee
Stated Principal Balance
Principal*
Not Provided
0.00
Beginning
Ending
Interest*
Not Provided
0.00
1,264,039,249.84 1,263,417,413.43
Total Current Advances*
Not Provided
0.00
Ending Loan Count
77
Cumulative Advances
19,583.33 0.00
Weighted Average Remaining Term to Maturity
104
Weighted Average Mortgage Rate
4.7807%
Servicing Advances:
Master
Special
TA Unused Fees Reserve Account
Servicer
Servicer
Trustee
Beg Balance
(Withdraw)/Dep
End Balance
Interest on Advances
0.00 0.00 0.00
0.00 0.00 0.00
Excess Liquidation Proceeds Account
Disclosable Special Servicer Fees
Beg Balance
(Withdraw)/Dep
End Balance
Commission
0.00
0.00 0.00 0.00
Brokerage Fee
0.00
Rebate
0.00
Shared Fee
0.00
Specially Serviced Loans that are not Delinquent
Other
0.00
Count
Balance
0 0.00
Current but not Specially Serviced Loans
(Foreclosure Proceedings Commenced, but not REO Property)
* Current advances are not provided by the Servicer
Count
Balance
0 0.00
ADDITIONAL RECONCILIATION DETAIL
December 2014
ADDITIONAL RECONCILIATION DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16

December 2014
HISTORICAL LOAN MODIFICATION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

December 2014
Morgan Stanley Bank Of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass
Through Certificates, Series 2014-C16
Liq Proceeds
Liq Proceeds
and Other
and Other Amt
Loss on
Loan ID
Amounts Rec'd
Alloc to Certs
Mortgage Loans
Totals:
REO Property with Final Recovery Determination
REO ADDITIONAL DETAIL
December 2014
REO ADDITIONAL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16

December 2014
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
Recoveries /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

December 2014
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
30 Days Delinq
60 Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2) (2) (2) (2) (2)
0 0.00 0.00 0 0 0.00 0 0 0.00 0 0.00 0 0.00
Dec 2014
0.00 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
0 0.00 0.00 0 0 0.00 0 0 0.00 0 0.00 0 0.00
Nov 2014
0.00 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
0 0.00 0.00 0 0 0.00 0 0 0.00 0 0.00 0 0.00
Oct 2014
0.00 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
0 0.00 0.00 0 0 0.00 0 0 0.00 0 0.00 0 0.00
Sep 2014
0.00 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
0 0.00 0.00 0 0 0.00 0 0 0.00 0 0.00 0 0.00
Aug 2014
0.00 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
0 0.00 0.00 0 0 0.00 0 0 0.00 0 0.00 0 0.00
Jul 2014
0.00 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

December 2014
REO STATUS REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

December 2014
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Current
Beginning
Scheduled
Balance
Most Recent
Value
Liquidation
Sales Price
Net Proceeds
Received on
Liquidation
Liquidation
Expense
Net Proceeds
Available for
Distribution
Realized Loss
to Trust
Date of
Current Period
Adjustment to
Trust
Current Period
Adjustment to
Trust
Loss to Loan
with Cumulative
Adjustment to
Trust
Loan ID
Count:
Totals:

December 2014
INTEREST ADJUSTMENT RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

December 2014
APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

December 2014
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1A Retail MD 02/06/24 N 72,500,000.00 259,066.67 0.00 12/06/14 0.00 259,066.67 0.00 4.288 0.00
1B Retail MD 02/06/24 N 72,500,000.00 259,066.67 0.00 12/06/14 0.00 259,066.67 0.00 4.288 0.00
2 Office XX 04/06/29 N 100,000,000.00 385,550.00 0.00 12/06/14 0.00 385,550.00 0.00 4.627 0.00
3 Office PA 04/01/24 N 64,444,095.25 335,163.93 0.00 12/01/14 0.00 250,050.68 0.00 4.650 0.00
4 Retail MS 06/01/24 N 62,000,000.00 235,083.33 0.00 12/01/14 0.00 235,083.33 0.00 4.550 0.00
5 Lodging PA 02/01/24 N 59,322,897.75 330,950.69 0.00 12/01/14 0.00 259,355.95 0.00 5.240 0.00
6 Lodging CA 01/01/24 N 52,000,000.00 228,585.56 0.00 12/01/14 0.00 228,585.56 0.00 5.275 0.00
7 Lodging PR 04/01/24 N 41,628,574.05 230,289.40 0.00 12/01/14 0.00 180,156.21 0.00 5.187 0.00
8 Multifamily OK 02/01/24 N 38,100,000.00 160,972.50 0.00 12/01/14 0.00 160,972.50 0.00 5.070 0.00
9 Multifamily PA 05/01/21 N 30,875,000.00 124,208.33 0.00 12/01/14 0.00 124,208.33 0.00 4.828 0.00
10 Lodging IN 04/01/24 N 26,921,299.05 180,703.24 0.00 12/01/14 0.00 111,784.49 0.00 4.970 0.00
11 Industrial MD 03/01/24 N 23,375,000.00 96,421.88 0.00 12/01/14 0.00 96,421.88 0.00 4.950 0.00
12 Retail MA 05/01/24 N 22,800,000.00 89,870.00 0.00 12/01/14 0.00 89,870.00 0.00 4.730 0.00
13 Multifamily MD 03/01/19 N 22,600,000.00 82,866.67 0.00 12/01/14 0.00 82,866.67 0.00 4.400 0.00
14 Office OR 05/01/24 N 22,500,000.00 85,312.50 0.00 12/01/14 0.00 85,312.50 0.00 4.550 0.00
15 Multifamily MI 05/01/24 N 21,000,000.00 78,067.50 0.00 12/01/14 0.00 78,067.50 0.00 4.461 0.00
16 Multifamily FL 06/01/19 N 19,750,000.00 78,753.13 0.00 12/01/14 0.00 78,753.13 0.00 4.785 0.00
17 Lodging FL 01/01/24 N 18,763,775.32 104,331.07 0.00 12/01/14 0.00 81,409.02 0.00 5.200 0.00
18 Lodging CA 05/01/24 N 18,500,000.00 72,473.75 0.00 12/01/14 0.00 72,473.75 0.00 4.701 0.00
19 Mixed Use MA 06/01/24 N 18,122,378.76 96,968.58 0.00 12/01/14 0.00 74,243.72 0.00 4.910 0.00
20 Retail XX 06/01/24 N 18,008,322.00 70,727.23 0.00 12/01/14 0.00 70,727.23 0.00 4.713 0.00
21 Multifamily MI 06/01/24 N 18,000,000.00 70,200.00 0.00 12/01/14 0.00 70,200.00 0.00 4.680 0.00
22 Lodging VA 06/01/24 N 17,332,756.61 103,633.10 0.00 12/01/14 0.00 74,223.26 0.00 5.130 0.00
23 Multifamily VA 06/01/24 N 17,000,000.00 67,915.00 0.00 12/01/14 0.00 67,915.00 0.00 4.794 0.00
24 Multifamily VA 06/01/24 N 17,000,000.00 67,915.00 0.00 12/01/14 0.00 67,915.00 0.00 4.794 0.00
25 Retail NJ 05/01/24 N 15,000,000.00 58,625.00 0.00 12/01/14 0.00 58,625.00 0.00 4.690 0.00
26 Office CA 05/01/24 N 14,386,500.00 60,123.58 0.00 12/01/14 0.00 60,123.58 0.00 5.015 0.00
27 Lodging FL 01/01/24 N 12,346,135.88 69,025.46 0.00 12/01/14 0.00 54,079.73 0.00 5.250 0.00
28 Retail CA 05/01/24 N 12,000,000.00 45,740.00 0.00 12/01/14 0.00 45,740.00 0.00 4.574 0.00
29 Lodging TX 05/01/24 N 10,724,918.08 62,797.48 0.00 12/01/14 0.00 43,870.70 0.00 4.900 0.00
30 Self Storage FL 04/01/24 N 10,401,322.39 55,675.26 0.00 12/01/14 0.00 42,456.61 0.00 4.892 0.00
31 Lodging WA 03/01/24 N 10,367,936.94 59,431.49 0.00 12/01/14 0.00 43,697.95 0.00 5.050 0.00
32 Self Storage CA 05/01/24 N 9,879,949.86 56,438.07 0.00 12/01/14 0.00 38,354.88 0.00 4.650 0.00
33 Office CO 04/01/24 N 9,800,000.00 40,833.33 0.00 12/01/14 0.00 40,833.33 0.00 5.000 0.00
34 Multifamily NY 06/01/19 N 9,730,195.90 51,535.74 0.00 12/01/14 0.00 39,132.77 0.00 4.820 0.00
35 Multifamily MO 05/01/24 N 9,500,000.00 38,079.17 0.00 12/01/14 0.00 38,079.17 0.00 4.810 0.00
36 Self Storage VA 05/01/24 N 9,250,000.00 36,414.17 0.00 12/01/14 0.00 36,414.17 0.00 4.724 0.00
37 Retail CA 05/01/24 N 9,150,000.00 34,846.25 0.00 12/01/14 0.00 34,846.25 0.00 4.570 0.00
38 Retail CA 03/01/24 N 8,900,000.00 34,858.33 0.00 12/01/14 0.00 34,858.33 0.00 4.700 0.00
39 Lodging FL 04/01/24 N 8,737,650.43 52,668.57 0.00 12/01/14 0.00 37,781.79 0.00 5.180 0.00
40 Retail CO 04/01/24 N 8,800,000.00 34,444.67 0.00 12/01/14 0.00 34,444.67 0.00 4.697 0.00

December 2014
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Loan ID
Property
Type
Transfer
Date
State
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
41 Lodging NY 04/01/19 N 8,356,535.60 49,344.11 0.00 12/01/14 0.00 34,392.86 0.00 4.930 0.00
42 Retail GA 05/01/24 N 8,325,000.00 34,756.88 0.00 12/01/14 0.00 34,756.88 0.00 5.010 0.00
43 Retail TX 06/01/24 N 8,150,000.00 33,686.67 0.00 12/01/14 0.00 33,686.67 0.00 4.960 0.00
44 Mixed Use CA 05/01/24 N 7,600,000.00 29,399.33 0.00 12/01/14 0.00 29,399.33 0.00 4.642 0.00
45 Retail TX 05/01/21 N 7,434,536.99 38,224.54 0.00 12/01/14 0.00 28,227.19 0.00 4.550 0.00
46 Office NJ 06/01/24 N 7,149,028.46 37,993.81 0.00 12/01/14 0.00 28,930.62 0.00 4.850 0.00
47 Retail TX 05/01/29 N 7,050,000.00 33,722.50 0.00 12/01/14 0.00 33,722.50 0.00 5.740 0.00
48 Retail MO 05/01/24 N 6,991,282.26 36,899.47 0.00 12/01/14 0.00 27,878.71 0.00 4.779 0.00
49 Mobile Home CA 05/01/24 N 6,902,556.57 36,613.53 0.00 12/01/14 0.00 27,778.04 0.00 4.823 0.00
50 Retail IN 04/01/19 N 6,803,405.21 38,627.11 0.00 12/01/14 0.00 25,957.88 0.00 4.570 0.00
51 Retail OK 05/01/19 N 6,600,000.00 25,300.00 0.00 12/01/14 0.00 25,300.00 0.00 4.600 0.00
52 Retail NJ 06/01/24 N 6,495,123.92 35,116.13 0.00 12/01/14 0.00 27,107.23 0.00 5.002 0.00
53 Lodging CA 05/01/24 N 6,500,000.00 26,492.92 0.00 12/01/14 0.00 26,492.92 0.00 4.891 0.00
54 Lodging TX 06/01/24 N 6,387,142.24 37,743.65 0.00 12/01/14 0.00 26,712.37 0.00 5.010 0.00
55 Office PA 06/01/24 N 6,352,909.97 33,039.12 0.00 12/01/14 0.00 24,702.84 0.00 4.660 0.00
56 Retail LA 06/01/24 N 6,000,000.00 23,150.00 0.00 12/01/14 0.00 23,150.00 0.00 4.630 0.00
57 Retail TX 06/01/24 N 5,682,621.02 29,451.62 0.00 12/01/14 0.00 21,954.37 0.00 4.630 0.00
58 Multifamily VA 03/01/24 N 5,500,000.00 22,687.50 0.00 12/01/14 0.00 22,687.50 0.00 4.950 0.00
59 Retail CA 05/01/24 N 5,454,248.49 28,806.75 0.00 12/01/14 0.00 21,776.85 0.00 4.785 0.00
60 Multifamily TX 03/01/21 N 5,475,000.00 21,580.62 0.00 12/01/14 0.00 21,580.62 0.00 4.730 0.00
61 Office PA 06/01/24 N 5,012,843.03 26,069.93 0.00 12/01/14 0.00 19,492.08 0.00 4.660 0.00
62 Retail MS 06/01/24 N 5,000,000.00 19,875.00 0.00 11/01/14 0.00 B 19,875.00 0.00 4.770 0.00
63 Retail TX 05/01/24 N 4,960,476.80 26,932.83 0.00 12/01/14 0.00 20,818.30 0.00 5.030 0.00
64 Retail CA 06/01/24 N 4,915,000.00 19,537.12 0.00 12/01/14 0.00 19,537.12 0.00 4.770 0.00
65 Multifamily NY 06/01/21 N 4,668,001.95 25,345.64 0.00 12/01/14 0.00 19,629.62 0.00 5.040 0.00
66 Multifamily OR 05/01/24 N 4,400,000.00 18,003.33 0.00 12/01/14 0.00 18,003.33 0.00 4.910 0.00
67 Retail TX 06/01/24 N 4,317,799.35 22,378.09 0.00 12/01/14 0.00 16,681.49 0.00 4.630 0.00
68 Retail CA 05/01/24 N 4,163,340.73 21,405.74 0.00 12/01/14 0.00 15,807.23 0.00 4.550 0.00
69 Retail FL 06/01/24 N 3,960,225.72 20,430.67 0.00 12/01/14 0.00 15,167.99 0.00 4.590 0.00
70 Retail WA 04/01/24 N 3,952,617.24 24,802.95 0.00 12/01/14 0.00 18,475.08 0.00 5.600 0.00
71 Retail MI 04/01/24 N 3,980,000.00 15,853.67 0.00 12/01/14 0.00 15,853.67 0.00 4.780 0.00
72 Lodging FL 06/01/24 N 3,746,097.76 21,122.67 0.00 12/01/14 0.00 16,814.32 0.00 5.380 0.00
73 Multifamily MO 05/01/24 N 3,353,321.59 18,221.08 0.00 12/01/14 0.00 14,092.90 0.00 5.037 0.00
74 Retail FL 04/01/24 N 3,100,000.00 11,883.33 0.00 12/01/14 0.00 11,883.33 0.00 4.600 0.00
75 Self Storage TX 05/01/24 N 2,578,407.71 13,630.30 0.00 12/01/14 0.00 10,311.84 0.00 4.793 0.00
76 Retail SC 06/01/24 N 2,081,182.55 12,920.93 0.00 12/01/14 0.00 9,588.77 0.00 5.520 0.00
1,263,417,413.43 5,657,681.84 0.00 0.00 77
Totals:
Count:
5,035,845.43 0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

December 2014
MATERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

December 2014
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Count
Balance ($)
%
0M to 4.9M
14 $54,176,471.40 4.29%
5M to 9.9M
31 $228,970,029.95 18.12%
10M to 14.9M
6 $70,226,813.29 5.56%
15M to 19.9M
10 $177,477,232.69 14.05%
20M to 24.9M
5 $112,275,000.00 8.89%
25M to 29.9M
1 $26,921,299.05 2.13%
30M to 34.9M
1 $30,875,000.00 2.44%
35M to 39.9M
1 $38,100,000.00 3.02%
40M to 44.9M
1 $41,628,574.05 3.29%
50M to 54.9M
1 $52,000,000.00 4.12%
55M to 59.9M
1 $59,322,897.75 4.70%
60M to 64.9M
2 $126,444,095.25 10.01%
70M to 74.9M
2 $145,000,000.00 11.48%
100M to 104.9M
1 $100,000,000.00 7.92%
Total
77
$1,263,417,413.43
100.00%
Remaining Principal Balance
0
4
8
12
16
20
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
35
M
t
o
39.9M
40
M
t
o
44.9M
50
M
t
o
54.9M
55
M
t
o
59.9M
60
M
t
o
64.9M
70
M
t
o
74.9M
10
0M
to
10
4.9M
Count
Balance ($)
%
4.250% - 4.490%
4 $188,600,000.00 14.93%
4.500% - 4.740%
28 $471,735,049.13 37.34%
4.750% - 4.990%
24 $269,277,173.27 21.31%
5.000% - 5.240%
15 $252,629,157.60 20.00%
5.250% - 5.490%
3 $68,092,233.64 5.39%
5.500% - 5.740%
3 $13,083,799.79 1.04%
Total
77
$1,263,417,413.43
100.00%
Gross Rate
Total Weighted Average Rate: 4.78%
0
5
10
15
20
25
30
35
40
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%

December 2014
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Count
Balance ($)
%
MARYLAND
4 $190,975,000.00 15.12%
PENNSYLVANIA
5 $166,007,746.00 13.14%
CALIFORNIA
13 $160,351,595.65 12.69%
VARIOUS
2 $118,008,322.00 9.34%
FLORIDA
8 $80,805,207.50 6.40%
MISSISSIPPI
2 $67,000,000.00 5.30%
VIRGINIA
5 $66,082,756.61 5.23%
TEXAS
10 $62,760,902.19 4.97%
OKLAHOMA
2 $44,700,000.00 3.54%
MICHIGAN
3 $42,980,000.00 3.40%
PUERTO RICO
1 $41,628,574.05 3.29%
MASSACHUSETTS
2 $40,922,378.76 3.24%
INDIANA
2 $33,724,704.26 2.67%
NEW JERSEY
3 $28,644,152.38 2.27%
OREGON
2 $26,900,000.00 2.13%
NEW YORK
3 $22,754,733.45 1.80%
MISSOURI
3 $19,844,603.85 1.57%
COLORADO
2 $18,600,000.00 1.47%
WASHINGTON
2 $14,320,554.18 1.13%
GEORGIA
1 $8,325,000.00 0.66%
LOUISIANA
1 $6,000,000.00 0.47%
SOUTH CAROLINA
1 $2,081,182.55 0.16%
Total
77
$1,263,417,413.43
100.00%
Geographic Distribution by State
0
2
4
6
8
10
12
14
16
M
ARY
LA
ND
PENNSYLVANIA
CALIFORNIA
VARIO
US
FLORIDA
M
ISSISSIPPI
VIRGINIA
TEXAS
OKLAH
O
MA
M
IC
HIGAN
PUERT
O
R
IC
O
M
ASSACHUSETTS
INDIANA
NEW
JE
RSEY
OR
EGON
NEW YORK
M
ISS
O
URI
CO
LO
RADO
WASHINGTO
N
GE
O
RGIA
LOUISIANA
SO
UT
H
CAROLINA
Count
Balance ($)
%
Industrial
1 $23,375,000.00 1.85%
Lodging
15 $301,635,719.71 23.87%
Mixed Use
2 $25,722,378.76 2.04%
Mobile Home Park
1 $6,902,556.57 0.55%
Multifamily
15 $226,951,519.44 17.96%
Office
8 $229,645,376.71 18.18%
Retail
31 $417,075,182.28 33.01%
Self Storage
4 $32,109,679.96 2.54%
Total
77
$1,263,417,413.43
100.00%
Property Type
1.9
Industrial
23.9
Lodging
2.0
Mixed Use
0.5
Mobile Home Park
18.0
Multifamily
18.2
Office
33.0
Retail
2.5
Self Storage
Industrial 1.9%
Lodging 23.9%
Mixed Use 2.0%
Mobile Home Park 0.5%
Multifamily 18.0%
Office 18.2%
Retail 33.0%
Self Storage 2.5%
Total: 100.0%

December 2014
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Count
Balance ($)
%
3 - 5
24 $276,861,629.24 21.91%
6 - 8
45 $652,666,439.64 51.66%
9 - 11
8 $333,889,344.55 26.43%
Total
77
$1,263,417,413.43
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 7
0
10
20
30
40
50
60
3 - 5 6 - 8 9 - 11
Count
Balance ($)
%
51 - 53
5 $108,804,036.06 8.61%
54 - 56
2 $29,480,195.90 2.33%
75 - 77
3 $43,784,536.99 3.47%
78 - 80
1 $4,668,001.95 0.37%
108 - 110
7 $325,532,808.95 25.77%
111 - 113
37 $501,384,402.19 39.68%
114 - 116
21 $242,713,431.39 19.21%
171 - 173
1 $7,050,000.00 0.56%
Total
77
$1,263,417,413.43
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 104
0
5
10
15
20
25
30
35
40
51 - 53 54 - 56 75 - 77 78 - 80 108 - 110 111 - 113 114 - 116 171 - 173

December 2014
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Count
Balance ($)
%
1.000% - 1.49
24 $313,790,975.48 24.84%
1.500% - 1.99
32 $397,091,569.62 31.43%
2.000% - 2.49
11 $293,121,527.60 23.20%
2.500% - 2.99
3 $19,913,340.73 1.58%
3.000% - 3.49
4 $96,500,000.00 7.64%
3.500% - 3.99
1 $52,000,000.00 4.12%
4.500% - 4.99
1 $18,500,000.00 1.46%
Not Avalil.
1 $72,500,000.00 5.74%
Total
77
$1,263,417,413.43
100.00%
DSCR
Total Weighted Average DSCR: 1.89
0
5
10
15
20
25
30
35
1.000%
- 1
.4
9
1.500%
- 1
.9
9
2.000%
- 2
.4
9
2.500%
- 2
.9
9
3.000%
- 3
.4
9
3.500%
- 3
.9
9
4.500%
- 4
.9
9
No
t Ava
lil.
34.47%
Amortizing Balloon
24.79%
IO Maturity Balloon
40.73%
IO/Amortizing/Balloon
Amortizing Balloon 34.47%
IO Maturity Balloon 24.79%
IO/Amortizing/Balloon 40.73%
Total: 100.00%
Count
Balance ($)
%
Amortizing Balloon
36 $435,527,591.43 34.47%
IO Maturity Balloon
10 $313,238,322.00 24.79%
IO/Amortizing/Balloon
31 $514,651,500.00 40.73%
Total
77
$1,263,417,413.43
100.00%
Amortization Type

December 2014
DEFEASED LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
Count:
Totals:
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

December 2014
DELINQUENT LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
Commercial Mortgage Pass-Through Certificates, Series 2014-C16
Paid Thru
Date
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Status
Code*
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Loan ID
Current
P&I
Advances**
62 11/01/2014 19,583.33 0.00 B 19,786.46
1 Totals:
19,583.33 0.00
Count:
19,786.46
* Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.

Document Outline

  Table of Contents
    Payment Detail
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Reconciliation Detail
    Historical Loan Modification Report
    REO Additional Detail
    Bond Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    REO Status Report
    Historical Liquidation Loss Loan Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Defeased Loan Detail
    Delinquent Loan Detail